UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X

                                      and
THE INVESTMENT COMPANY ACT OF 1940                                             X


MH Elite Portfolio of Funds, Inc.     (Exact Name of Registrant as Specified
                                       in Charter)
220 Russell Ave., Rahway, NJ 07065    Address of Principal Executive Offices)

1-800-318-7969                        (Registrants Telephone Number)

Harvey Merson, 220 Russell Ave., Rahway, NJ 19087      (Name and Address of
Jeff Holcombe, 220 Russell Ave., Rahway, NJ 19087       Agents for Service)

Approximate Date of Proposed Public Offering:   As soon as practicable after
the effective date of this registration.

It is proposed that this filing will become effective
    [x]  60 days after filing pursuant to paragraph (a)









The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to section 8(A) may determine.

                           Cross Reference Sheet


          INFORMATION REQUIRED                      CAPTIONS IN FILING

Part A: IN A PROSPECTUS
Item 1. Cover Page                           Cover Page
Item 2. Synopsis                             Fund Expenses
Item 3. Condensed Financial Information      Fund Expenses
Item 4. General Description of Registrant    The Fund
Item 5. Management of the Fund               Management of the Fund
Item 6. Capital Stock and other Securities   Capitalization
Item 7. Purchase of Securities being Offered Purchase of Shares - Reinvestments
Item 8. Redemption or Repurchase             Redemption of Shares
Item 9. Legal Proceedings                    Litigation



Part B:  STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page                           Cover Page
Item 11. Table of Contents                    Table of Contents
Item 12. General Information and History      The Fund
Item 13. Investment Objectives and Policies   Objectives and Policies
Item 14. Management of the Registrant         Officers & Directors of the Fund
Item 15. Control Persons & Principal Holders  Not Applicable
         of Securities
Item 16. Investment Advisory and Other Ser-   Investment Adviser
         vices
Item 17. Brokerage Allocation                 Not Applicable
Item 18. Capital Stock & Other Securities     Capitalization
Item 19. Purchase, Redemption & Pricing of    Purchase of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Redemption of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Pricing of Shares
         Securities Being Offered
Item 20. Tax Status                           Tax Status
Item 21. Underwriters                         Not Applicable
Item 22. Calculation of Yield Quotations of   Not Applicable
         Money Market Funds
Item 23. Financial Statements                 Financial Statements



Part C:  OTHER INFORMATION
Item 24. Financial Statements & Exhibits     Financial Statements & Exhibits
Item 25. Persons Controlled by/or under      Control Persons
         Common Control
Item 26. Number of Holders of Securities     Number of Shareholders
Item 27. Indemnifications                    Indemnification
Item 28. Business & Other Connections of     Activities of Investment Advisor
         Advisor
Item 29  Principal Underwriters              Principal Underwriter
Item 30. Location of Accounts & Records      Location of Accounts & Records
Item 31. Management Services                 Not Applicable
Item 32. Undertakings                        Not Applicable

                        MH Elite Portfolio of Funds, Inc.
                              220 Russell Avenue
                               Rahway, NJ 07065
                                1-800-318-7969


PROSPECTUS                                                     February 17, 1998



THE FUND & INVESTMENT OBJECTIVE

MH Elite Portfolio of Funds, Inc. ("the Fund") is an open-end diversified management investment company that seeks long term capital appreciation through investment in a diversified group of other open end investment companies which in turn, invest principally in equity securities. Current income from these investments will be a subordinate consideration.

FUND SHARE PURCHASE

Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. The Board of Directors has established $25,000 as the minimum initial purchase and $1000 for subse-quent purchases.

ADDITIONAL INFORMATION

This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated February, 17 1998 and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling the telephone number shown above.




               THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                              IS A CRIMINAL OFFENSE.

FUND EXPENSES

The following illustrates all expenses and fees that a shareholder of the MH Elite Portfolio of Funds, Inc. will incur. The expenses and fees set forth below are for the 1998 fiscal year.

Shareholder Transaction Expenses:

    Maximum Sales Load Imposed on Purchases                   None
    Maximum Sales Load Imposed on Reinvested Dividends        None
    Deferred Sales Load                                       None
    Redemption Fees                                           None
    Exchange Fees                                             None

Annualized Fund Operating Expenses:

    Management Fees                                           1.00%
    12b-1 Fees                                                None
    Other Expenses                                            0.25%
    Total Fund Operating Expenses                             1.25%

Example

 You would pay the following     1 Year    3 Years    5 Years     10 Years
 expenses on a $1000.00          $12.50    $39.41     $69.07      $177.58
 investment, assuming (1) 5%
 annual return and (2) redemption
 at the end of each time period.

The purpose of the table is given to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. The example should not be considered a representation of past or future expenses and that actual expenses may be greater or lesser then those shown.

THE FUND

MH Elite Portfolio of Funds, Inc. (also referred to as the "Fund") was incorporated in New Jersey on October 20, 1997. The Fund's registered office is in Rahway, New Jersey; mail may be addressed to 220 Russell Avenue, New Jersey 07065.

OBJECTIVES AND POLICIES

MH Elite Portfolio of Funds, Inc.(the Fund) investment objective is long-term capital appreciation. The Fund seeks to achieve this objective by investing in a diversified group of approximately fifteen to fifty underlying funds which invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures, or warrants) and which seek long-term capital appreciation with current income of secondary importance.

Although it invests primarily in shares of underlying funds, for temporary defensive purposes or to accumulate cash for investments or redemptions, the Fund may hold cash or invest in money market mutual funds or in a variety of short-term debt securities, including U. S. Treasury bills and other U. S. Government securities, commercial paper, certificates of deposit, and banker's acceptance. Cash held for investments or redemptions may not exceed 35% of the Fund's total assets.

RISK AND OTHER CONSIDERATIONS

There are a number of risks and other considerations which a potential investor in the Fund should consider. Some of these relate to an investment in a securi-ty of any kind, other are peculiar to a fund which invests in other funds, and still others concern certain legal requirements applicable to funds which in-vest in other funds.

An investment in any security involves a certain amount of risk, and this is true of an investment in the Fund, too. Although the Fund diversifies its portfolio by investing in several underlying funds, which tends to minimize risk somewhat, it does not eliminate risk altogether.

The underlying funds have their own investment objectives, policies, practices, and techniques, any one or all of which may subject their assets to varying degrees of risk.

The Fund is independent from any of the underlying funds in which it invests and has little voice in or control over the investment practices, policies, or deci-sions of those funds. If the Fund disagrees with those practices, policies, or decisions, it may have no choice other than to liquidate its investment in that fund, which can entail further losses. Also, the investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action; for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund, with the result that the Fund would incur indirect expense without any corresponding investment or economic benefit.

Expenses and tax consequences are other areas in which the Fund differs from most other funds. An investor who invests directly in a fund may pay certain transactional expenses (for example, sales commisions or deferred sales charges), as well as a pro rata share of the fund's operating expenses (such as management fees, distribution fees, and other expenses). An investor in the Fund may pay higher expenses than if the underlying shares were owned directly.

SELECTION OF UNDERLYING FUNDS

The Investment Adviser exercises broad discretion in choosing which underlying funds to include in the Fund's portfolio. The primary consideration in the selection process is that a prospective fund advance the Fund's stated invest-ment objective of achieving long-term capital appreciation. The Fund will purchase shares of other open-end funds at their net asset value (NAV) whose median market capitalization will generally be less than two billion, commonly referred to as small and/or micro cap funds. The Investment Adviser reviews and evaluates funds based on their investment style (i.e. value vs. growth), poli-cies, and past performance. Other criteria considered in making a determination include the portfolio manager, transaction and operating expenses and fees, portfolio composition and liquidity, and quality and types of shareholder ser-vices provided. Refer to the Statement of Additional Information for more in-formation concerning the investment policies and practices of the underlying funds.

PORTFOLIO TURNOVER POLICY

The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composi-tion of the portfolio, in which event, the portfolio turnover rate might sub-stantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

TAX STATUS

Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amended, the Fund, intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions, no more than 30% of the Fund's profits may be derived from securities held less than three months, and no more than 50% of the Fund assets may be held in security holdings that exceed 5% of the total assets of the Fund at time of purchase.

All income realized by the Fund, including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must supply the Fund with your Social Security or Taxpayer Identification Number, and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental investment policies which, together with the investment objective of the Fund, cannot be changed without the approv-al by holders of a majority of the outstanding shares. As defined in the 1940 Act, this means the lesser of the vote of (a) 67% of the outstanding shares of the Fund present at a meeting where more than 50% of the outstanding shares of the Fund. are present in person or by proxy; or (b) more than 50% of the out-standing shares of the Fund. The Fund has also adopted a number of other in-vestment policies which are not fundamental and, therefore, may be changed by the Board of Directors without shareholder approval.

Under its fundamental investment policies, the Fund will invest at least 25% of its total assets in shares of underlying funds. Through its investment in un-derlying funds, the Fund may invest more than 25% of its assets in one industry. The Fund may borrow money from a bank for temporary or emergency purposes, but only in amounts not exceeding the lesser of 10% of its total assets values at cost or 5% of its total assets valued at market, and, in any event, only if immediately thereafter there is an asset coverage of at least 300%. The Fund will not purchase portfolio securities when outstanding borrowings exceed 5% of the total assets. Interest paid on borrowed funds will decrease the net earn-ings of the Fund. The Fund may mortgage, pledge, or hypothecate its assets in an amount not exceeding 10% of its total assets to secure temporary or emergency borrowing.

INVESTMENT ADVISER

MH Investment Management, Inc. is a New Jersey corporation that acts as an Investment Adviser to the Fund. Mr. Harvey Merson and Mr. Jeff Holcombe estab-lished the company on October 20, 1997 and are the sole owners, directors and officers of MH Investment Management, Inc.. Mr. Harvey Merson, portfolio manager, is primarily responsible for the day to day management of the Funds portfolio. Mr. Merson is a graduate of Rider College with a Bachelor of Science degree in Business Administration. He has held a NASD series 7 license since 1982, and is registered with the State of New Jersey as a Registered Investment Adviser. Mr. Merson has been assisting clients with the purchasing, monitoring, and sale of mutual funds for the last 15 years. Mr. Jeff Holcombe, chief infor-mation officer, is primarily responsible for the administrative operations of the fund. Mr. Holcombe is a graduate of Montclair State College with a Bachelor of Science degree in Business Administration, and Fairleigh Dickinson University with a Master of Business Administration in Finance. He is currently a senior system analyst with Bellcore, and has provided computer consulting services for the last 12 years.

The Investment Adviser furnishes the Fund with investment advice and, in general, supervises the management and investment program of the fund. Under the Investment Advisory Agreement, the Fund has agreed to pay the Investment Adviser an annual fee, payable monthly, of 1.00% of the Fund's average daily net assets.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay salaries of the Funds employees who may be officers or directors or employees of the In-vestment Adviser. Excepting these items, the Fund pays all other fees and ex-penses incurred in conducting its business affairs. The Investment Adviser has paid the initial organizational costs of the Fund.

CAPITALIZATION

The authorized capitalization of the Fund consists of 10,000,000 shares of com-mon stock of $0.01 par value per share. Each share has equal dividend, distri-bution and liquidation rights with no conversion or preemptive rights. All shares issued are fully paid and non-accessible. Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.

PURCHASE OF SHARES AND REINVESTMENTS

The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of management such termination or re-jection is in the best interests of the Fund.

Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $25,000.00. Less may be accepted under special circumstances. The Fund will be initially registered in New Jersey and there will be no solicitation of out of the state (New Jersey) potential shareholders until registration under the Blue Sky laws of the state of residence have been met. Subsequent purchases may be made by mail. The minimum amount is $1000, but less may be accepted under special circumstances.

The Fund will automatically retain and reinvest dividends and capital gains distributions and use same for the purchase of additional shares for the share-holder at net asset value as of the close of business on the distribution date. A Shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such share-holder in cash.

Shares will be issued to three decimal places as purchased from the fund. The fund will maintain an account for each shareholder of shares for which no cer-tificates have been issued.

RETIREMENT PLANS

The Fund offers shares in connection with tax-deferred retirement plans. Appli-cation forms and additional information about these plans, including applicable fees, are available from the Fund or the Custodian upon request. Before in-vesting in the Fund through such a plan, an investor should consult a tax ad-viser. Due to minimum purchase requirements, the retirement plans available are intended to be used in conjunction with rollovers and transfers from individual retirement accounts ('IRAs'), and employer sponsored plans (i.e. Section 401K plans, H-R-10 Plans, 403B, etc.).

PRICING OF SHARES

The net asset value per share is determined by calculating the total value of the Fund's assets, deducting total liabilities, and dividing the result by the number of shares outstanding. On each day the New York Stock Exchange is open for trading, the net asset value is determined as of the close of the Exchange (normally, 4:00 p.m. New Jersey time).

The Fund's assets consist primarily of shares of the underlying funds, which are valued at their respective net asset values under the 1940 Act. The underlying funds value securities in their portfolio for which market quotations are read-ily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by their boards of directors.

REDEMPTION OF SHARES

The Fund will redeem all or any part of the shares of any shareholder who tenders a request for redemption (if certificates have not been issued) or certificates with respect to shares for which certificates have been issued.
In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the share-holder is known to management. The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.

MANAGEMENT OF THE FUND

Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and in-vestment restrictions. The Board appoints officers to run the Fund and selects an Investment Adviser to provide investment advice. In addition, a non-interested Director performs an independent audit whenever requested by the Board.

CUSTODIAN AND TRANSFER AGENT

The Fund acts as its own custodian and transfer agent. The Fund will contract with an independent or outside firm to serve as custodian for the Fund's retire-ment plans.

REPORTS TO SHAREHOLDERS

The Fund sends all shareholders annual reports containing financial statements and other periodic reports, at least semiannually, containing un-audited financial statements.

AUDITORS

Mr. John Michaels,  Public Accountant, 223 Main Street, Woodbridge,
New Jersey has been selected as the independent accountant and auditor of the Fund. Mr. John Michaels has no direct or indirect financial interest in the Fund or the Adviser.

LITIGATION

As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.

MH Elite Portfolio of Funds, Inc.             MH Elite Portfolio of Funds, Inc.
                                                       1-800-318-7969

Investment Adviser                       A mutual fund composed of a diversified
  MH Investment Management, Inc          group of underlying funds for long-term
  220 Russel Avenue                                 capital appreciation.
  Rahway, New Jersey 07065





          TABLE OF CONTENTS

                                                            Prospectus
Additional Information                    1              February 17, 1998
Fund Expenses 				  2
The Fund                                  2
Objectives and Policies                   2
Risk and Other Considerations             3
Selection of Underlying Funds             3
Portfolio Turnover Policy 		  4
Tax Status                                4
Investment Restrictions                   4
Investment Adviser 			  5
Capitalization 				  5
Purchase of Shares and Reinvestments      5
Retirement Plans                          6
Pricing of Shares 			  6
Redemption of Shares 			  6
Management of the Fund                    7
Custodian and Transfer Agent 		  7
Reports to Shareholders 		  7
Auditors                                  7
Litigation                                7

                         MH Elite Portfolio of Funds, Inc.
                               220 Russell Avenue
                               Rahway, NJ 07065
                               1-800-318-7969




                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                             February 17, 1998


This Statement is not a prospectus, but should be read in conjunction with the
Fund's current prospectu  dated February 17, 1998.   To obtain the Prospectus,
please write the Fund or call either of the telephone numbers that are shown above.


                               TABLE OF CONTENTS
                  The Fund ................................ 2
                  Objectives & Policies ................... 2
                  Risk and Other Considerations ........... 2
                  Selection of Underlying Funds ........... 3
                  Portfolio Turnover Policy ............... 3
                  Tax Status .............................. 3
                  Investment Restrictions ................. 4
                  Investment Adviser ...................... 4
                  Officers and Directors of the Fund ...... 5
                  Capitalization .......................... 6
                  Purchase of Shares - Reinvestments....... 6
                  Retirement Plans ........................ 6
                  Redemption of Shares .................... 7
                  Pricing of Shares ........................7
                  Investment Policies and Practices of
                    Underlying Funds .......................7
                  Auditor's Report ........................ 8
                  Statement of Assets & Liabilities ...... 14
                  Statement of Investments in Securities . 15
                  Statement of Operations .................16
                  Statement of Changes in Net Assets ......17
                  Notes to Financial Statements ...........18
                  Supplemental Data .......................19

THE FUND

MH Elite Portfolio of Funds, Inc. ("the Fund") is an open-end diversified management investment company that seeks long term capital appreciation through investment in a diversified group of other open end investment companies which in turn, invest principally in equity securities. Current income from these investments will be a subordinate consideration.

OBJECTIVES AND POLICIES

MH Elite Portfolio of Funds, Inc.(the Fund) investment objective is long-term capital appreciation. The Fund seeks to achieve this objective by investing in a diversified group of approximately fifteen to fifty underlying funds which invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures, or warrants) and which seek long-term capital appreciation with current income of secondary importance.

Although it invests primarily in shares of underlying funds, for temporary de-fensive purposes or to accumulate cash for investments or redemptions, the Fund may hold cash or invest in money market mutual funds or in a variety of short-term debt securities, including U. S. Treasury bills and other U. S. Government securities, commercial paper, certificates of deposit, and banker's acceptance. Cash held for investments or redemptions may not exceed 35% of the Fund's total assets.

RISK AND OTHER CONSIDERATIONS

There are a number of risks and other considerations which a potential investor in the Fund should consider. Some of these relate to an investment in a secu-rity of any kind, other are peculiar to a fund which invests in other funds, and still others concern certain legal requirements applicable to funds which in-vest in other funds.

An investment in any security involves a certain amount of risk, and this is true of an investment in the Fund, too. Although the Fund diversifies its port-folio by investing in several underlying funds, which tends to minimize risk somewhat, it does not eliminate risk altogether.

The underlying funds have their own investment objectives, policies, practices, and techniques, any one or all of which may subject their assets to varying de-grees of risk.

The Fund is independent from any of the underlying funds in which it invests and has little voice in or control over the investment practices, policies, or deci-sions of those funds. If the Fund disagrees with those practices, policies, or decisions, it may have no choice other than to liquidate its investment in that fund, which can entail further losses. Also, the investment advisers of the underlying funds may simultaneously pursue inconsistent or contradictory courses of action; for example, one fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund, with the result that the Fund would incur indirect expense without any corresponding investment or economic benefit.

Expenses and tax consequences are other areas in which the Fund differs from most other funds. An investor who invests directly in a fund may pay certain transactional expenses (for example, sales commisions or deferred sales charges), as well as a pro rata share of the fund's operating expenses (such as management fees, distribution fees, and other expenses). An investor in the Fund may pay higher expenses than if the underlying shares were owned directly.

SELECTION OF UNDERLYING FUNDS

The Investment Adviser exercises broad discretion in choosing which underlying funds to include in the Fund's portfolio. The primary consideration in the selection process is that a prospective fund advance the Fund's stated invest-ment objective of achieving long-term capital appreciation. The Fund will purchase shares of other open-end funds at their net asset value (NAV) whose median market capitalization will generally be less than two billion, commonly referred to as small and/or micro cap funds. The Investment Adviser reviews and evaluates funds based on their investment style (i.e. value vs. growth), poli-cies, and past performance. Other criteria considered in making a determination include the portfolio manager, transaction and operating expenses and fees, portfolio composition and liquidity, and quality and types of shareholder ser-vices provided. Refer to the Statement of Additional Information for more in-formation concerning the investment policies and practices of the underlying funds.

PORTFOLIO TURNOVER POLICY

The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composi-tion of the portfolio, in which event, the portfolio turnover rate might sub-stantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

TAX STATUS

Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amended, the Fund, intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions, no more than 30% of the Fund's profits may be derived from securities held less than three months, and no more than 50% of the Fund assets may be held in sec-urity holdings that exceed 5% of the total assets of the Fund at time of pur-chase.

All income realized by the Fund, including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must supply the Fund with your Social Security or Taxpayer Identification Number, and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental investment policies which, together with the investment objective of the Fund, cannot be changed without the approv-al by holders of a majority of the outstanding shares. As defined in the 1940

Act, this means the lesser of the vote of (a) 67% of the outstanding shares of the Fund present at a meeting where more than 50% of the outstanding shares of the Fund. are present in person or by proxy; or (b) more than 50% of the out-standing shares of the Fund. The Fund has also adopted a number of other in-vestment policies which are not fundamental and, therefore, may be changed by the Board of Directors without shareholder approval.

Under its fundamental investment policies, the Fund will invest at least 25% of its total assets in shares of underlying funds. Through its investment in un-derlying funds, the Fund may invest more than 25% of its assets in one industry. The Fund may borrow money from a bank for temporary or emergency purposes, but only in amounts not exceeding the lesser of 10% of its total assets values at cost or 5% of its total assets valued at market, and, in any event, only if im-mediately thereafter there is an asset coverage of at least 300%. The Fund will not purchase portfolio securities when outstanding borrowings exceed 5% of the total assets. Interest paid on borrowed funds will decrease the net earnings of the Fund. The Fund may mortgage, pledge, or hypothecate its assets in an amount not exceeding 10% of its total assets to secure temporary or emergency bor-rowing.

INVESTMENT ADVISER

MH Investment Management, Inc. is a New Jersey corporation that acts as an Investment Adviser to the Fund. Mr. Harvey Merson and Mr. Jeff Holcombe established the company on October 20, 1997 and are the sole owners, directors and officers of MH Investment Management, Inc.. Mr. Harvey Merson, portfolio manager, is primarily responsible for the day to day management of the Funds portfolio. Mr. Merson is a graduate of Rider College with a Bachelor of Science degree in Business Administration. He has held NASD series 7 license since 1982, and is registered with the State of New Jersey as a Registered Investment Adviser. Mr. Merson has been assisting clients with the purchasing, monitoring, and sale of mutual funds for the last 15 years. Mr. Jeff Holcombe, chief infor-mation officer, is primarily responsible for the administrative operations of the fund. Mr. Holcombe is a graduate of Montclair State College with a Bachelor of Science degree in Business Administration, and Fairleigh Dickinson University with a Master of Business Administration in Finance. He is currently a senior system analyst with Bellcore, and has provided computer consulting services for the last 12 years.

The Investment Adviser furnishes the Fund with investment advice and, in gen-eral, supervises the management and investment program of the fund. Under the Investment Advisory Agreement, the Fund has agreed to pay the Investment Adviser an annual fee, payable monthly, of 1.00% of the Fund's average daily net assets.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay salaries of the Funds employees who may be officers or directors or employees of the In-vestment Adviser. Excepting these items, the Fund pays all other fees and ex-penses incurred in conducting its business affairs. The Investment Adviser has paid the initial organizational costs of the Fund.

OFFICERS AND DIRECTORS OF THE FUND

Officers and Directors of the Fund, together with their addresses, and principal occupations.

Occupation
Name and Address                Position                Past 5 Years

Harvey Merson*			President		Independent
220 Russell Avenue.             Interested              Financial Advisor
Rahway, NJ 07065                Director

Jeff Holcombe*                  Vice-President          Bellcore
8 Guildford Court               Interested              Senior
Annandale, NJ 08801             Director                System Analyst

Vincent Farinaro                Non-Interested          Converted Paper Co.
112 Brandywine Drive            Director                President
Florham Park, NJ 07932

Rosa Hudson                     Non-Interested          Restauranteur
317 Smith Manor Blvd. 		Director 		Member Board
West Orange, NJ 07052 					of New Jersey
                                                        Restaurant Association.

Howard Samms                    Non-Interested          Johnson and Johnson
62 Colin Court                  Director                Healthcare Systems
Neshanic Station, NJ 08893                              Director of Finance

* Directors of the Fund who are considered "Interested Directors" as defined by the Investment Company act of 1940. Mr. Merson and Mr. Holcombe are President, Vice-President, and owners of the Fund's Investment Adviser.

The Fund does not compensate its officers and directors affiliated with the In-vestment Adviser except as they may benefit through payment of the Advisory fee. The Fund does not intend to compensate its officers and directors.

* Directors of the Fund who are considered "Interested Directors" as defined by the Investment Company act of 1940. Mr. Merson and Mr. Holcombe are President, Vice-President, and owners of the Fund's Investment Adviser.

CAPITALIZATION

The authorized capitalization of the Fund consists of 10,000,000 shares of com-mon stock of $0.01 par value per share. Each share has equal dividend, dis-tribution and liquidation rights with no conversion or preemptive rights. All shares issued are fully paid and non-accessible. Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.

PURCHASE OF SHARES - REINVESTMENTS

The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of management such termination or re-jection is in the best interests of the Fund.

Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $25,000.00. Less may be accepted under special circumstances. The Fund will be initially registered in New Jersey and there will be no solicitation of out of the state (New Jersey) potential shareholders until registration under the Blue Sky laws of the state of residence have been met. Subsequent purchases may be made by mail. The minimum amount is $1000, but less may be accepted under special circumstances.

The Fund will automatically retain and reinvest dividends and capital gains dis-tributions and use same for the purchase of additional shares for the sharehold-er at net asset value as of the close of business on the distribution date. A Shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such share-holder in cash.

Shares will be issued to three decimal places as purchased from the fund. The fund will maintain an account for each shareholder of shares for which no certi-ficates have been issued.

RETIREMENT PLANS

The Fund offers shares in connection with tax-deferred retirement plans. Appli-cation forms and additional information about these plans, including applicable fees, are available from the Fund or the Custodian upon request. Before in-vesting in the Fund through such a plan, an investor should consult a tax ad-viser. Due to minimum purchase requirements, the retirement plans available are intended to be used in conjunction with rollovers and transfers from individual retirement accounts ('IRAs'), and employer sponsored plans (i.e. Section 401K plans, H-R-10 Plans, 403B, etc.).

REDEMPTION OF SHARES

The Fund will redeem all or any part of the shares of any shareholder who tenders a request for redemption (if certificates have not been issued) or certificates with respect to shares for which certificates have been issued.
In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the share-holder is known to management. The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.

PRICING OF SHARES

The net asset value per share is determined by calculating the total value of the Fund's assets, deducting total liabilities, and dividing the result by the number of shares outstanding. On each day the New York Stock Exchange is open for trading, the net asset value is determined as of the close of the Exchange (normally, 4:00 p.m. New Jersey time).

The Fund's assets consist primarily of shares of the underlying funds, which are valued at their respective net asset values under the 1940 Act. The underlying funds value securities in their portfolio for which market quotations are read-ily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by their boards of directors.
Investment Policies and Practices of Underlying Funds

INVESTMENT POLICIES AND PRACTICES OF UNDERLYING FUNDS

CONVERTIBLE SECURITIES

Certain preferred stocks and debt securities that may be held by an underlying fund have conversion features allowing the holder to convert securities into another specified security (usually common stock) of the same issuer at a spe-cified conversion ratio (e.g., two shares of preferred for one share of common stock) at some specified future date or period. The market value of convertible securities generally includes a premium that reflects the conversion right.
That premium may be negligible or substantial. To the extent that any preferred stock or debt security remains unconverted after the expiration of the conver-sion period, the market value will fall to the extent represented by that pre-mium.

FOREIGN INVESTMENTS

The Fund will invest in certain underlying funds which may invest a portion of their assets in foreign securities. Investing in securities of non-U.S. com-panies, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts and other currency hedging tech-niques involve certain considerations comprising both opportunity and risk not typically associated with investing in U. S. dollar-denominated securities. Risks unique to international investing include: (1) restrictions on foreign investment and on repatriation of capital; (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars; (4) price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets, and war; (7) possible imposition of foreign taxes and exchange control and cur-rency restrictions; (8) lack of uniform accounting, auditing, and financial re-porting standards; (9) less governmental supervision of securities markets, brokers, and issuers of securities; (10) less financial information available to investors; (11) difficulty in enforcing legal rights outside the U.S.; and
(12) higher costs, including custodial fees. These risks are often heightened for investments in emerging or developing countries.

FUTURE CONTRACTS

An underlying fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated 'contract markets' which, through their clearing corporations, guarantee performances of the contracts.

Generally, if market interest rates increase, the value of outstanding debt se-curities declines ( and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, al-though sale of the futures contract might be accomplished more easily and quickly. For example, if a fund holds long-term U.S. Government securities and it anticipates a rise in long-term interest rates, it could, in lieu of dis-posing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the fund's portfolio securities declined, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities but permits the continued holding of secu-rities other than the underlying securities. For example, if the fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market expo-sure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

A stock index futures contract may be used to hedge an underlying fund's port-folio with regard to market risk as distinguished from risk relating to a spe-cific security. A stock index futures contract does not require the physical delivery of securities but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained, and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer over-all performance for the fund than it had not entered into futures contracts on debt securities or stock indexes.

In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

Finally, positions in the futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

OPTIONS ON FUTURE CONTRACTS

A fund also may purchase and sell listed put and call options on futures con-tracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accom-panied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The fund may pur-chase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases 'protective puts' on securities.

As with options on securities, the holder of an option may terminate a position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The fund is required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those ap-plicable to futures contracts described above, and, in addition, net option premiums received will be included as initial margin deposits.

In addition to the risks which apply to all options transactions, there are sev-eral special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the devel-opment and maintenance of a liquid secondary market. It is not certain that this market will develop. Compared to the use of futures contracts, the pur-chase of options on futures contracts involves less potential risk to the fund, because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the fund when the use of futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts as described above.

OPTIONS ACTIVITIES

An underlying fund may write (i.e. sell) listed call options ('calls') if the calls are 'covered' throughout the life of the option. A call is 'covered' if the fund owns the optioned securities. When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forgo any gain from an increase in the market price of the underlying security over the exer-cised price.

A fund may purchase a call on securities only to effect a 'closing purchase transaction' which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the fund on which it wishes to terminate its obligation. If the fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the fund expires ( or until the call is exercised and the fund delivers the under-lying security).

An underlying fund also may write and purchase put options ('puts'). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period. When a fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.

A fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option. In this regard, trading in options on certain securities ( such as U.S. Government securities) is relatively new so that it is impossible to predict to what extent liquid markets will develop or continue.

The underlying fund's custodian, or a securities depository acting for it, gen-erally acts as escrow agent for the securities on which the fund has written puts or calls or for other securities acceptable for such escrow, so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its dis-cretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

HEDGING

An underlying fund may employ many of the investment techniques described in this section not only for investment purposes, but also for hedging purposes. For example, an underlying fund may purchase or sell put and call options on common stocks to hedge against movements in individual common stock prices or purchase and sell stock index futures and related options to hedge against mar-ketwide movements in common stock prices. Although such hedging techniques gen-erally tend to minimize the risk of loss that is hedged against, they also may limit commensurately the potential gain that might have resulted had the hedging transaction not occurred. Also, the desired protection generally resulting from hedging transactions may not always be achieved.

JUNK BONDS

Bonds which are rated BB and below by Standard and Poor's and Ba and below by Moody's (Refer to the section titled 'Description of Commercial Paper and Bond Ratings' in the Statement of Additional Information for a more detailed expla-nation of bond ratings.) are commonly known as 'junk bonds'. Investing in junk bonds involves special risks in addition to the risks associated with invest-ments in higher rated debt securities. Junk bonds may be regarded as predomi-nately speculative with respect to the issuer's continuing ability to meet principle and interest payments.

Junk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of junk bonds have been found to be less sensitive to interest rate changes than more highly rated investments but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices, because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of junk bonds defaults, a fund may incur additional expenses to seek recovery. In the case of junk bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash.

The secondary markets on which junk bonds are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of a fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bonds, especially in a thinly traded market.

There may be special tax considerations associated with investing in junk bonds structured as zero coupon or payment-in-kind securities. A fund records the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. A fund will be required to dis-tribute all or substantially all such amounts annually and may have to obtain the cash to do so by selling securities which otherwise continue to be held. Shareholders will be taxed on these distributions.

The use of credit ratings as the sole method of evaluating junk bonds can in-volve certain risks. For example, credit ratings evaluate the safety of prin-ciple and interest payments, not the market value risk of junk bonds. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

ILLIQUID AND RESTRICTED SECURITIES

An underlying fund may invest not more than 15% of its net assets in securities for which there is no readily available market ('illiquid securities') including securities the disposition of which would be subject to legal restrictions (so-called 'restricted securities') and repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between an underlying fund's decision to dispose of such securities and the time when the fund is able to dispose of them, during which time the value of the securities (and therefore the value of the underlying fund's shares held by the Fund) could decline.

INDUSTRY CONCENTRATION

An underlying fund may concentrate its investment within one industry. Because the scope of investment alternatives within an industry is limited, the value of the shares of such an underlying fund may be subject to greater market fluctu-ation than an investment in a fund which invests in a broader range of secur-ities.

LEVERAGE THROUGH BORROWING

An underlying fund may borrow up to 25% of the value of its net assets on an unsecured basis from banks to increase its holders of portfolio securities. Under the 1940 Act, a fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) suf-ficient portfolio holders to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on a fund's net asset value, and money borrowed will be subject to interest costs ( which may include commit-ment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds.

LOANS OF PORTFOLIO SECURITIES

An underlying fund may lend its portfolio securities provided that: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned;
(3) the fund will receive any interest or dividends paid on the loaned securi-ties; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

MASTER DEMAND NOTES

Although the Fund itself will not do so, underlying funds (particularly money market mutual funds) may invest up to 100% of their assets in master demand notes. Master demand notes are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by a fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund and the issuing corporation. Because they are direct arrangements between the fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value plus accrued interest at any time.

REPURCHASE AGREEMENTS

Underlying funds, particular money market funds, may enter into repurchase agreements with banks and broker-dealers under which they acquire securities subject to an agreement with the seller to repurchase the securities at an agreed upon time and price. These agreements are considered under the 1940 Act to be loans by the purchaser collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, the underlying fund may experience delay or difficulties in exercising its rights to realize upon the securities held as collateral and might incur a loss if the value of the securities should decline.

SHORT SALES

An underlying fund may sell securities short. In a short sale, a fund sells stock which it does not own, making delivery with securities 'borrowed' from a broker. The fund is then obligated to replace the security borrowed by pur-chasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the fund.
Until the security is replaced, the fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the fund may also have to pay a premium which would in-crease the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out.

The fund also must deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the fund must maintain daily the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less that the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of a fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the secu-rity declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale.

A short sale is 'against the box' if at all times when the short position is open the fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for federal income tax purposes.

WARRANTS

An underlying fund may invest in warrants, which are options to purchase equity securities at specific prices valid for a specific period if time. The prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the pur-chase price and the right to purchase the underlying security.

                                     J. Michaels
                             Certified Public Accountant
                                    223 Main Street
                                 Woodbridge, NJ 07095

March 13, 1998

To the Shareholders and Board of Directors of MH Elite Portfolio of Funds:

Independent Auditors Report

We have audited the accompanying statement of asssets and liabilities of the MH Elite Portfolio of Funds as of MArch 13, 1998. This statement of assets and liabilities is the responsibility of the Fund's Management. Our responsibility is the express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabil-ities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all materails respects, the financial position of MH Elite Portfolio of Funds as of March 13, 1998, in conformity with generally accepted accounting principles.



J. Michaels, CPA



J. Michaels, CPA
Woodbridge, New Jersey 07095

                             MH Elite Portfolio of Funds
                         Statement of Assets and Liabilities
                                 February 17, 1998

ASSETS

  Cash                                                       $100,000.00
                                                             ===========




LIABILITIES

  Net assets (equivalent to $5.00 per share based
  on 20,000 shares of capital stock outstanding.
  100,000,000 shares authorized, $.01 par value)             $100,000.00
                                                             ===========





COMPOSITION OF NET ASSETS

  Shares of common stock                                     $     100.00
  Paid in Capital                                               99,900.00
                                                               ----------
  Net assets February 17, 1998                                $100,000.00
                                                              ===========

















The accompany notes are an integral part of these financial statements.

                             MH Elite Portfolio of Funds
                   Notes to the Statement of Assets and Liabilities
                                 February 17, 1998


NOTE 1 - Organization

The MH Elite Portfolio of Funds (the 'FUND') was organized as a corporation in New Jersey on October 20, 1998. The Fund had no operations since that date other than matters relating to its organization and registration as an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933, the sale and issuance of 20,000 shares of common stock ("initial shares") to its initial investor on Febraury 17, 1998.

NOTE 2 - ORGANIZATION COSTS

Organizational costs will be borne by the Fund's Investment Advisor.

NOTE 3 - REGISTRATION FEES

Registration fees will be borne by the Fund's Investment Advisor.

                            FORM N-1A
                    PART C - OTHER INFORMATION


       Contents                                    Page #

1.  Financial Statements & Exhibits                   1

2.  Control Persons                                   1

3.  Number of Shareholders                            1

4.  Indemnification                                   1

5.  Activities of Investment Adviser                  1

6.  Principal Underwriters                            1

7.  Location of Accounts & Records                    2

8.  Management Services                               2

9.  Distribution Expenses                             2

10. Undertakings                                      2

11. Auditor's Consent                                 3

12. Signatures                                        4



Exhibits

  Articles of Incorporation                           3 i

  By-Laws                                             3 ii

  Investment Advisery Contract                       10 i

  Reimbursement Agreements - Officers/Directors      10 ii

  Opinion of Counsel Concerning Fund Sscurities      99.1

1. a. Financial Statements - Financial statements are presented in Part B. Financial Statements will be provided at a later date.

   A post-effective amendment containing reasonably current financial statements
   which will not be   will be  filed with  the Securities and Exchange
   Commission within 4 to 6 months of the effective date of this filing.

   b. Exhibits - All exhibits believed to be applicable to this filing include:
      (3.i)    Articles of Incorporation
      (3.ii)   By-Laws
      (10.1)   Investment Advisory Contract
      (10.2)   Reimbursement Agreements with Officers and/or Directors
      (99.1)   Opinion of Counsel Concerning Fund Securities

2.    Control Persons - Not applicable

3. Number of Shareholders - There are 2 shareholders of the MH Elite Portfolio of Funds, Inc. as of this filing.

4. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such in-demnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of ex-penses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceed-
      ing) is asserted by such director, officer or controlling person in con-nection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whe-ther such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5. Activities of Investment Adviser - The MH Investment Management Inc.'s activity at the present time is performance on its Investment Advisory Contract currently effective with the MH Elite Portfolio of Funds, Inc. Mr. Harvey Merson and Mr. Jeff Holcombe are owners, officers and direc-tors of MH Investment Management, Inc..

6.    Principal Underwriter - The Fund acts as its own underwriter.

7. Location of Accounts & Records - All fund records are held at corporate headquarters - 220 Russell Avenue, Rahway, New Jersey 07065.

8.    Not applicable

9.    Distribution Expenses - The fund currently bears no distribution expenses.

10.   Not applicable

                                    J. Michaels
                             Certified Public Accountant
                                    223 Main Street
                                 Woodbridge, NJ 07095








March 13, 1998





CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTS



We Consent to the inclusion by reference to the initial Registraion Statement on Form N-1A of the MH Elite Portfolio of Funds of our report dated March 20, 1998 on our examination of the Statement of Assets of Liabilities on such Company. We also consent to the reference to our firm in such Initial Registration Statement.














J. Michaels, CPA






J. Michaels, CPA
Woodbridge, New Jersey 07065

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the MH Elite Portfolio of Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statment and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rahway and State of New Jersey, on the 17th day of February 1998.


                                          MH Elite Portfolio of Funds, Inc.


                                          Harvey Merson
                                          President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date


Harvey Merson           President, CEO and Director                  2-17-98

Jeff Holcombe           Vice-President, CIO and Director             2-17-98

Vincent Farinaro        Director                                     2-17-98

Rosa Hudson             Director                                     2-17-98

Howard Samms            Director                                     2-17-98